Intangible Assets And Goodwill (Goodwill By Reportable Segment) (Details) (USD $) In Millions	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009	May 31, 2011 North American Retail [Member]	Jul. 02, 2011 North American Retail [Member]	Jul. 03, 2010 North American Retail [Member]	Jun. 27, 2009 North American Retail [Member]	Jul. 02, 2011 North American Foodservice [Member]	Jul. 03, 2010 North American Foodservice [Member]	Jun. 27, 2009 North American Foodservice [Member]	Nov. 30, 2010 International Beverage [Member]	Jul. 02, 2011 International Beverage [Member]	Jul. 03, 2010 International Beverage [Member]	Jun. 27, 2009 International Beverage [Member]	Jul. 02, 2011 International Bakery [Member]	Jul. 03, 2010 International Bakery [Member]	Jun. 27, 2009 International Bakery [Member]
Gross goodwill	$ 1,916	$ 1,824	$ 1,859		$ 139	$ 103	$ 103	$ 698	$ 729	$ 729		$ 367	$ 306	$ 322	$ 712	$ 686	$ 705
Accumulated impairment losses	(1,105)	(1,105)	(1,105)					(489)	(489)	(489)		(92)	(92)	(92)	(524)	(524)	(524)
Net goodwill	811	719	754		139	103	103	209	240	240		275	214	230	188	162	181
Foreign exchange / other	64	(35)										38	(16)		26	(19)
Acquisitions	59			36	36						23	23		18
Held for sale	$ (31)							$ (31)